EARNINGS PER SHARE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Ordinary And Special Shares Outstanding [Abstract]
Weighted Average Of Mandatory Convertible Preferred Shares	59,400,000	59,400,000	59,400,000	59,200,000
Accrued dividends on preferred shares.	$ 65	$ 66	$ 130	$ 132